Share-based payments - Weighted averages (Details)	12 Months Ended			123 Months Ended
	Dec. 31, 2017 USD ($) Y EquityInstruments	Dec. 31, 2016 USD ($) Y EquityInstruments	Dec. 31, 2015 USD ($) Y EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2017 ILS (₪) Y EquityInstruments	Dec. 31, 2017 EUR (€) Y EquityInstruments	Dec. 31, 2017 USD ($) Y EquityInstruments	Dec. 31, 2016 ILS (₪) Y EquityInstruments	Dec. 31, 2016 EUR (€) Y EquityInstruments	Dec. 31, 2016 USD ($) Y EquityInstruments	Dec. 31, 2015 ILS (₪) Y EquityInstruments	Dec. 31, 2015 EUR (€) Y EquityInstruments	Dec. 31, 2015 USD ($) Y EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1 | EquityInstruments	1,520,887	2,273,499	1,813,591
Forfeited and expired during the period | EquityInstruments	(38,132)	(589,617)	(204,332)
Exercised during the period | EquityInstruments	(762,179)	(270,995)	(80,260)
Granted during the period | EquityInstruments	302,254	108,000	934,500	4,740,589
Modification during the period | EquityInstruments			(190,000)
Outstanding at December 31 | EquityInstruments	1,022,830	1,520,887	2,273,499	1,022,830
Exercisable at December 31 | EquityInstruments					595,136	595,136	595,136	1,019,031	1,019,031	1,019,031	959,339	959,339	959,339
Weighted average exercise price - outstanding at January 1	$ 19.07	$ 22.21	$ 29.11
Weighted average exercise price - forfeited and expired during the period	15.68	22.60	38.04
Weighted average exercise price - exercised during the period	20.19	20.32	15.80
Weighted average exercise price - granted during the period	53.56	16.61	15.50
Weighted average exercise price - modification during the period			15.00
Weighted average exercise price - outstanding at December 31	$ 24.48	$ 19.07	$ 22.21	$ 24.48
Weighted average exercise price - exercisable at December 31							$ 18.21			$ 20.07			$ 21.00
Weighted average remaining contractual life | Y					3.08	3.08	3.08	3.60	3.60	3.60	4.15	4.15	4.15
Weighted average contractual life | Y	5.11	6.07	6.07
Weighted average share price at date of exercise	$ 56.74	$ 30.30	$ 16.75
Exercise price NIS 0.645
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪					₪ 0.645			₪ 0.645			₪ 0.645
Exercise price Euro 1.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €									€ 1.61			€ 1.61
Exercise price Euro 4.84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €						€ 4.84			4.84			4.84
Exercise price Euro 10.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €						€ 10.32			€ 10.32			€ 10.32
Exercise price US Dollars | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price							$ 13			$ 13			$ 15
Exercise price US Dollars | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price							$ 64			$ 52			$ 52